Average Annual Total Returns - First Trust NASDAQ-100 Ex-Technology Sector Index Fund	First Trust NASDAQ-100 Ex-Technology Sector Index Fund 1 Year	First Trust NASDAQ-100 Ex-Technology Sector Index Fund 5 Years	First Trust NASDAQ-100 Ex-Technology Sector Index Fund 10 Years	First Trust NASDAQ-100 Ex-Technology Sector Index Fund Since Inception	First Trust NASDAQ-100 Ex-Technology Sector Index Fund Inception Date	First Trust NASDAQ-100 Ex-Technology Sector Index Fund After tax on distributions 1 Year	First Trust NASDAQ-100 Ex-Technology Sector Index Fund After tax on distributions 5 Years	First Trust NASDAQ-100 Ex-Technology Sector Index Fund After tax on distributions 10 Years	First Trust NASDAQ-100 Ex-Technology Sector Index Fund After tax on distributions Since Inception	First Trust NASDAQ-100 Ex-Technology Sector Index Fund After tax on distributions and sale of fund shares 1 Year	First Trust NASDAQ-100 Ex-Technology Sector Index Fund After tax on distributions and sale of fund shares 5 Years	First Trust NASDAQ-100 Ex-Technology Sector Index Fund After tax on distributions and sale of fund shares 10 Years	First Trust NASDAQ-100 Ex-Technology Sector Index Fund After tax on distributions and sale of fund shares Since Inception	NASDAQ-100 Ex-Tech Sector Index(SM) (reflects no deduction for fees, expenses or taxes) 1 Year	NASDAQ-100 Ex-Tech Sector Index(SM) (reflects no deduction for fees, expenses or taxes) 5 Years	NASDAQ-100 Ex-Tech Sector Index(SM) (reflects no deduction for fees, expenses or taxes) 10 Years	NASDAQ-100 Ex-Tech Sector Index(SM) (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	36.48%	14.28%	14.75%	10.93%	Feb. 08, 2007	36.29%	14.12%	14.52%	10.74%	21.58%	11.40%	12.36%	9.20%	37.34%	14.94%	15.45%	11.62%	20.96%	15.60%	14.01%	9.55%